Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HOMESTEAD FUNDS INC
Prospectus Date	rr_ProspectusDate	Sep. 09, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2016